Note 13 - Share based Compensation	3 Months Ended
Mar. 31, 2021
Notes to Financial Statements
Share-based Payment Arrangement [Text Block]
13.	Share-based compensation

During the
three
months ended
March 31, 2021,
the Company granted a total of
100,208
share options and
1,426
restricted shares, respectively.

The following table summarizes total share-based compensation expense recognized for the three
months ended
March 31, 2020
and
2021:

	Three months ended March 31,
	2020	2021
	$	$
	(Unaudited)	(Unaudited)

Research and development	3,183	8
General and administrative	287	1,114

Total	3,470	1,122